Note 6 - Deferred Charges, Net	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Deferred Charges [Text Block]
6.
       Deferred Charges, net

Deferred charges, net consist of loan commitment fees which will be presented against the loan balance upon drawdown of the loan. In
2016,
there were
$420,391
of new commitment fees incurred for the loans intended to finance the acquisition of DY Hull
160
and
161
upon delivery and a write-off of the commitment fees of the loan intended to finance the acquisition of DY Hull
161,
the contract which was cancelled. The commitment fees as of
December
31,
2016
relate to the loan that was originally intended to finance the acquisition of DY Hull
160.
The loan was drawn in
January
2017.

	2015	2016
Balance, beginning of year	-	418,034
Write-off of loan commitment fees	-	(411,642)
Loan commitment fees	418,034	420,391
Balance, end of year	418,034	426,783